                                                      Oppenheimer SELECT MANAGERS
                                                 Supplement dated July 1, 2002 to the
                                                    Prospectus dated March 28, 2002

The Prospectus is changed as follows:

1.   The prospectus supplement dated May 1, 2002 is deleted and replaced by this supplement

2.   All references to "Oppenheimer Select Managers - Salomon  Brothers Capital Fund" in the Prospectus are deleted and replaced with
"Oppenheimer Select Managers - Salomon Brothers All Cap Fund."

3.   The fourth sentence of the first paragraph under "HOW CAN YOU BUY CLASS A SHARES? - Class A Contingent Deferred Sales Charge" on
page 52 is deleted and replaced with the following sentence:

     For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.

4.   The section captioned "DISTRIBUTION AND SERVICE (12b-1) PLANS - Service Plan for Class A Shares" on page 55 is revised by adding the following after the third sentence in that paragraph:

     With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

July 1, 2002                                                                                 PS0505.017

                                     OPPENHEIMER SELECT MANAGERS
                                 Supplement dated July 1, 2002 to the
                       Statement of Additional Information dated March 28, 2002

The Statement of Additional Information is changed as follows:

1.    The  supplement  to the  Statement of  Additional  Information  dated May 1, 2002 is deleted and replaced by this supplement.

2.    All  references  to  "Oppenheimer  Select  Managers  -  Salomon  Brothers  Capital  Fund" in the
Statement of Additional  Information  are deleted and replaced  with  "Oppenheimer  Select  Managers -
Salomon Brothers All Cap Fund.

3.       The biography for Jon S. Fossel on page 46 is revised to read as follows:

--------------------------- ----------------------------------------------------------- ------------- -----------------
                                                                                        Dollar        Aggregate
                                                                                        Range of      Dollar Range of
Name, Age, Position(s)      Principal Occupation(s) During Past 5 Years/Other           Shares        Shares Owned in
Held with Fund and Length   Trusteeships/Directorships Held by Trustee/Number of        Owned in      any of the
of Service                  Portfolios in Fund Complex Overseen by Trustee              the Fund      Board II Funds
--------------------------- ----------------------------------------------------------- ------------- -----------------
--------------------------- ----------------------------------------------------------- ------------- -----------------
Jon S. Fossel,              Chairman and Director of Rocky Mountain Elk Foundation, a        $0       Over $100,000
Trustee since 1990          not-for-profit foundation (since 1998); and a director of
Age: 60                     P.R. Pharmaceuticals, a privately held company (since
                            October 1999) and UNUMProvident (insurance company)
                            (since June 1, 2002). Formerly Mr. Fossel held the
                            following positions: Chairman and a director (until
                            October 1996) and President and Chief Executive Officer
                            (until October 1995) of the Manager; President, Chief
                            Executive Officer and a director of Oppenheimer
                            Acquisition Corp., Shareholder Services, Inc. and
                            Shareholder Financial Services, Inc. (until October
                            1995). Oversees 41 portfolios in the OppenheimerFunds
                            complex.
--------------------------- ----------------------------------------------------------- ------------- -----------------

4.       The  biographies  for C. Howard  Kast and Robert M.  Kirchner on page 47 are deleted in their entirety and the following biographies are added as follows:

--------------------------- ----------------------------------------------------------- -------------- ----------------
Name, Age, Position(s)      Principal Occupation(s) During Past 5 Years/Other           Dollar Range   Aggregate
                                                                                                       Dollar Range
                                                                                                       of Shares
                                                                                        of Shares      Owned in any
Held with Fund and Length   Trusteeships/Directorships Held by Trustee/Number of        Owned in the   of the Board
of Service                  Portfolios in Fund Complex Overseen by Trustee              Fund           II Funds
--------------------------- ----------------------------------------------------------- -------------- ----------------
--------------------------- ----------------------------------------------------------- -------------- ----------------
Beverly L. Hamilton,        Trustee (since 1996) of MassMutual Institutional Funds           $0              $0
Trustee since 2002          and of MML Series Investment Fund (open-end investment
Age: 55                     companies); Director of MML Services, an investment
                            company (since April 1987), America Funds Emerging
                            Markets Growth Fund, an investment company (since October
                            1991), The California Endowment, a philanthropy
                            organization (since April 2002), and Community Hospital
                            of Monterey Peninsula, (since February 2002), a Trustee
                            of Monterey International Studies, an educational
                            organization (since February 2000), and an advisor to
                            Unilever (Holland)'s pension fund and to Credit Suisse
                            First Boston's Sprout venture capital unit. Mrs. Hamilton
                            also is a member of the investment committees of the
                            Rockefeller Foundation, the University of Michigan and
                            Hartford Hospital. Formerly, Mrs. Hamilton held the
                            following position: President ARCO Investment Management
                            Company, (from February 1991 until April 2000). Oversees
                            40 portfolios in the OppenheimerFunds complex.
--------------------------- ----------------------------------------------------------- -------------- ----------------
--------------------------- ----------------------------------------------------------- -------------- ----------------
Robert J. Malone,           Director of Jones Knowledge, Inc., a privately held              $0              $0
Trustee since 2002          company (since 2001), director of U.S. Exploration, Inc.,
Age: 57                     (since 1997), director of Colorado UpLIFT, a non-profit
                            organization (since 1986) and a Trustee of the Gallagher
                            Family Foundation, (since 2000). Formerly, Mr. Malone
                            held the following positions: Chairman of U.S. Bank
                            (formerly Colorado National Bank) a subsidiary of U.S.
                            Bancorp (from July 1, 1996 until April 1, 1999); Chairman
                            of the Board and Chief Executive Officer of Colorado
                            National Bank (from December 18, 1992 until July 1,
                            1996); director of Commercial Assets, Inc. (from 1993 to
                            2000). Oversees 40 portfolios in the OppenheimerFunds
                            complex.
--------------------------- ----------------------------------------------------------- -------------- ----------------

5.       The biography for Scott T. Farrar on page 49 is deleted in its entirety.

6.       The section  captioned  "Distribution and Service Plans - Class A Service Plan" on page 71 is revised by adding the following to the end of the first paragraph:

      With  respect to purchases of Class A shares  subject to a contingent  deferred  sales charge by certain  retirement  plans that  purchased  such shares  prior to March 1, 2001  ("grandfathered retirement  accounts"),  the Distributor  currently intends to pay the service fee to Recipients in advance  for the first year after the shares are  purchased.  After the first year shares are outstanding,  the  Distributor  makes  service fee  payments to  Recipients  quarterly  on those shares.  The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance  service fee  payment.  If Class A shares  purchased  by grandfathered  retirement accounts are redeemed during the first year after their purchase,  the
      Recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

7.       The fourth sentence of the second  paragraph  under "Total Return  Information" on page 75 is revised to read as follows:

      For Class N shares, the 1% contingent  deferred sales charge is deducted for returns for the one year period,  and total returns for the periods prior to March 1, 2001 (the  inception  date for
      Class N shares) is based on the Fund's  Class  returns,  adjusted to reflect the higher  Class N
      12b-1 fees.

July 1, 2002                                                                                             PX0505.005